Related party transactions and balances (Q1) (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Related Party Transactions [Abstract]
Accrued liabilities	$ 2,011,741	$ 813,284	$ 418,365
Directors and Officers [Member]
Related Party Transactions [Abstract]
Accrued liabilities	$ 719,679	$ 478,072	$ 23,534